INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 1,947	$ 1,256
Finished products	1,614	1,148
Inventories, net	3,561	2,404
Inventory net of write offs	$ 3,148	$ 2,129